Taxes (Details) $ in Millions	6 Months Ended				12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2022 HKD ($)	Oct. 31, 2024	Oct. 31, 2023
Taxes [Line Items]
Provision of income tax expenses (in Dollars)	$ 174,800		$ 1,008,868
Corporation income tax rate	12.50%	12.50%			12.50%	12.50%
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Profits tax rate (in Dollars)		$ 2		$ 2
Assessable profit percentage	16.50%	16.50%		8.25%
Applicable tax rate	16.50%	16.50%
Provision of income tax expenses (in Dollars)
PRC [Member]
Taxes [Line Items]
Corporation income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%